Utility Plant In Service (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Public Utility, Property, Plant and Equipment [Line Items]
Direct first mortgage lien	$ 1,155.3
Non-contractually required removal costs of utility plant in service	636.8	$ 605.2
Contractually required removal costs of utility plant in service	59.1	41.4
Indianapolis Power And Light Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Direct first mortgage lien	1,155.3
Non-contractually required removal costs of utility plant in service	636.8	605.2
Contractually required removal costs of utility plant in service	$ 59.1	$ 41.4